Income tax - Other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Tax loss carryforward	¥ 590,535
Statutory income tax rate (as a percent)	21.00%
Statute of limitations period (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Underpayment of tax liability listed as special circumstance	¥ 100
Statute of limitations period for related party transaction (in years)	10 years
Aggregate undistributed earnings of domestic subsidiaries and VIE	¥ 10,019,541	¥ 6,034,204
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
Withholding income taxes for undistributed earnings of subsidiaries	¥ 0	¥ 0
PRC
Income tax
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%